CAPITAL STOCK (Details)			1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($) shares	May 03, 2019 USD ($) $ / shares shares	Mar. 26, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 30, 2020	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2020 $ / shares	Aug. 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares
CAPITAL STOCK (Details) [Line Items]
Accretion of Class D preferred shares to liquidation preference on automatic conversion (in Dollars) | $												$ 10,219,000	[1]
Share price (in Dollars per share) | $ / shares										$ 10.15		$ 8.90
Number of trading days where price is exceeded												20 days
Number of consecutive trading days where price is exceeded												30 days
Outstanding Warrant												17,900,000
Exercise price (in Dollars per share) | $ / shares												$ 11.50
Commencement period												30 days
Redemption price of outstanding warrants (in Dollars per share) | $ / shares												$ 0.01
Adverse effect to holders, amendment, percentage of approval												50.10%
Total proceeds (in Dollars) | $			$ 1,410,000							$ 1,410,000
Exercise price (in Dollars per share) | $ / shares												$ 8.90					$ 13.00
Conversion price per share (in Dollars per share) | $ / shares												$ 3,288
Shares issued										570,212
Warrants price (in Dollars per share) | $ / shares										$ 0.01
Warrant price exceeds (in Dollars per share) | $ / shares										$ 18.00
Warrant outstanding percentage										50.10%
Exercise public warrant										122,639
Remeasurement gain loss (in Dollars) | $										$ 3,675
Neem Holdings [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights				300,000
Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock												3,571,591
Preferred stock, conversion price per share (in Dollars per share) | $ / shares												$ 3.288
Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock												1,456,439
Preferred stock, conversion basis												one
Series D Convertible Notes due March 2022 [Member]
CAPITAL STOCK (Details) [Line Items]
Issued warrant acquired										9,509
Neem Holdings Warrants [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights	300,000
Aggregate purchase price (in Dollars) | $	$ 3,000
Neem Holdings Warrants [Member] | Neem Holdings [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights												300,000
Neem Holdings Warrants [Member] | Neem Holdings [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights				300,000								300,000
Aggregate purchase price (in Dollars) | $				$ 3,000
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded												20 days		30 days	30 days	20 days
Number of consecutive trading days where price is exceeded												30 days
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Five [Member]
CAPITAL STOCK (Details) [Line Items]
Percentage of share reserved for issuance										50.00%		50.00%
Share price (in Dollars per share) | $ / shares										$ 12.50
Performance condition met, shares issued												0
Performance condition met, percentage of share reserved									50.00%	50.00%
Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Six [Member]
CAPITAL STOCK (Details) [Line Items]
Percentage of remaining share reserved for issuance										50.00%		50.00%
Eagle Canada Holdings, Inc. (“Eagle Canada”) [Member] | Northern Swan International, Inc. (“NSI”) [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock												1,562,339
Conversion of common stock, secondary sale												287,564
Clever Leaves [Member] | Founders Stock [Member] | Schultze Special Purpose Acquisition Corp. [Member]
CAPITAL STOCK (Details) [Line Items]
Recapitalization of stock												1,168,421
Herbal Brands Acquisition [Member]
CAPITAL STOCK (Details) [Line Items]
Issued warrant acquired																			63,597
Shares issued								193,402
Strike price (in Dollars per share) | $ / shares								$ 8.79											$ 26.73
Private Placement [Member]
CAPITAL STOCK (Details) [Line Items]
Outstanding Warrant										4,900,000
Private Placement [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Preferred stock, liquidation preference, quarterly increase, multiplier					0.02
Private Placement [Member] | Series E Financing [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Consideration received on transaction (in Dollars) | $					$ 4,000,000		$ 14,396,000
Sale of stock, consideration received per transaction (in Dollars) | $							7,771,000
Private Placement [Member] | Series E Financing [Member] | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Payments for repurchase of redeemable preferred stock (in Dollars) | $							$ 6,250,000
Warrant [Member]
CAPITAL STOCK (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares										$ 11.50
Stock exercised or called during period			122,640
Series E Convertible Debenture [Member] | Series E Financing [Member]
CAPITAL STOCK (Details) [Line Items]
Issued												984,567
Maximum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
CAPITAL STOCK (Details) [Line Items]
Number of consecutive trading days where price is exceeded										30 days
Maximum [Member] | Private Placement [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Preferred stock, liquidation preference, multiplier					1.75
Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member]
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded										20 days
Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Five [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												$ 12.50		$ 12.50
Minimum [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Share-based Payment Arrangement, Tranche Six [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 15.00		$ 15.00
Preferred Shares
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock
Preferred Shares | Series E Financing [Member] | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock							711,035
Preferred Shares | Private Placement [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11.00
Preferred Shares | Private Placement [Member] | Series E Financing [Member] | Three Investors
CAPITAL STOCK (Details) [Line Items]
Number of investors					3
Preferred Shares | Private Placement [Member] | Series E Financing [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Number of shares issued in transaction					363,636		1,308,733
Price per share (in Dollars per share) | $ / shares					$ 11.00		$ 11.00
Payments of stock issuance costs (in Dollars) | $							$ 375,000
Preferred Shares | Private Placement [Member] | Series E Financing [Member] | Series D Preferred Stock [Member] | Three Investors
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock					646,846
Preferred Shares | Private Placement [Member] | Series E Financing [Member] | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 8.79
Purchase and cancellation of stock							711,035
Preferred Shares | Private Placement [Member] | Series E Financing [Member] | Series C Preferred Stock [Member] | Three Investors
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock					848,363
Common Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock												233,788
Issued warrant acquired												1
Common Stock [Member] | Series E Financing [Member] | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Issued							233,788
Common Stock [Member] | Clever Leaves [Member]
CAPITAL STOCK (Details) [Line Items]
Recapitalization of stock												9,654,721
Common Stock [Member] | Clever Leaves [Member] | Schultze Special Purpose Acquisition Corp. [Member]
CAPITAL STOCK (Details) [Line Items]
Shares of outstanding												8,486,300
Common Stock [Member] | Private Placement [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion ratio						1
Common Stock [Member] | Private Placement [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock												3,571,591
Common Stock [Member] | Private Placement [Member] | Series E Financing [Member] | Series D Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Issued					559,999		2,015,449
Common Stock [Member] | Private Placement [Member] | Series E Financing [Member] | Series D Preferred Stock [Member] | Three Investors
CAPITAL STOCK (Details) [Line Items]
Issued					996,143
Common Stock [Member] | Private Placement [Member] | Series E Financing [Member] | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Purchase and cancellation of stock							233,788
Common Stock [Member] | Private Placement [Member] | Series E Financing [Member] | Series C Preferred Stock [Member] | Three Investors
CAPITAL STOCK (Details) [Line Items]
Issued					278,942
Additional Paid-in Capital | Private Placement [Member]
CAPITAL STOCK (Details) [Line Items]
Accretion of Class D preferred shares to liquidation preference on automatic conversion (in Dollars) | $												$ 10,219,000
Common Shares, Earnout [Member] | Clever Leaves Holdings Inc. 2020 Earnout Award Plan [Member] | Schultze Special Purpose Acquisition Corp. [Member]
CAPITAL STOCK (Details) [Line Items]
Conversion of common stock										1,140,423		1,140,423
Warrant [Member]
CAPITAL STOCK (Details) [Line Items]
Number of trading days where price is exceeded												20 days
Number of consecutive trading days where price is exceeded												30 days
Warrant [Member] | Minimum [Member]
CAPITAL STOCK (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												$ 18.00
Public Warrants [Member]
CAPITAL STOCK (Details) [Line Items]
Outstanding Warrant										12,877,361
Rock Cliff [Member] | Herbal Brands, Inc.
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights																		63,597	63,597
Exercise price (in Dollars per share) | $ / shares																		$ 26.73	$ 26.73
Rock Cliff [Member] | Herbal Brands, Inc. | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Number of securities called by warrants or rights		193,402						193,402
Conversion ratio		1						1
Exercise price (in Dollars per share) | $ / shares		$ 8.79						$ 8.79
Class of warrant or right, fair value (in Dollars) | $		$ 717,000						$ 717,000
Rock Cliff [Member] | Herbal Brands Acquisition [Member] | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Class of warrant or right, fair value (in Dollars) | $								717,000
Rock Cliff [Member] | Warrant [Member] | Herbal Brands, Inc. | Series C Preferred Stock [Member]
CAPITAL STOCK (Details) [Line Items]
Class of warrant or right, fair value (in Dollars) | $								$ 717,000

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.